Group assets and liabilities by business type	12 Months Ended
Dec. 31, 2020
Group assets and liabilities by business type
Group assets and liabilities by business type

C1  Group assets and liabilities by business type

The analysis below is structured to show the investments and other assets and liabilities of the Group by reference to the differing degrees of policyholder and shareholder economic interest of the different types of business.

The Group has revised its disclosures relating to the investments, other assets and liabilities of the Group in these consolidated financial statements, including combining various disclosures into a single section and giving further analysis of the categories of debt securities. The 2019 comparative information, in particular that relating to investments, has been re-presented from previously published information to conform to the current year format and the altered approach to credit ratings analysis described below.

Debt securities are analysed below according to the issuing government for sovereign debt and to credit ratings for the rest of the securities.

From half year 2020, to align more closely with the internal risk management analysis, the Group altered the compilation of its credit ratings analysis to use the middle of the Standard & Poor’s, Moody’s and Fitch ratings, where available. Where ratings are not available from these rating agencies, NAIC ratings (for the US), local external rating agencies’ ratings and lastly internal ratings have been used. Securities with none of the ratings listed above are classified as unrated and included under the ‘below BBB- and unrated’ category. The total securities (excluding sovereign debt) that were unrated at 31 December 2020 were $780 million (31 December 2019: $648 million). Previously, Standard & Poor’s ratings were used where available and if not, Moody’s and then Fitch were used as alternatives. Additionally, government debt is shown separately from the rating breakdowns in order to provide a more focused view of the credit portfolio.

In the table below, AAA is the highest possible rating. Investment grade financial assets are classified within the range of AAA to BBB- ratings. Financial assets which fall outside this range are classified as below BBB-.

	31 Dec 2020 $m
	Asia insurance

									Elimination
									of intra-group
	With	Unit-linked		Asia					debtors
	-profits	assets and	Other	Asset		Total		Unallocated	and	Group
	business	liabilities	business	management	Eliminations	Asia	US	to a segment	creditors	total
	note (i)						note (ii)
Debt securitiesnote (iii), note C1.1
Sovereign debt
Indonesia	385	658	564	12	—	1,619	—	—	—	1,619
Singapore	3,939	551	979	117	—	5,586	—	—	—	5,586
Thailand	—	—	1,999	11	—	2,010	—	—	—	2,010
United Kingdom	—	7	—	—	—	7	—	—	—	7
United States	24,396	21	2,551	—	—	26,968	5,126	—	—	32,094
Vietnam	—	11	2,881	—	—	2,892	—	—	—	2,892
Other (predominantly Asia)	1,322	700	3,508	19	—	5,549	30	173	—	5,752
Subtotal	30,042	1,948	12,482	159	—	44,631	5,156	173	—	49,960
Other government bonds
AAA	1,420	96	405	—	—	1,921	377	—	—	2,298
AA+ to AA-	129	2	28	—	—	159	522	—	—	681
A+ to A-	811	131	339	—	—	1,281	188	—	—	1,469
BBB+ to BBB-	452	16	196	—	—	664	3	—	—	667
Below BBB- and unrated	631	9	450	—	—	1,090	—	1	—	1,091
Subtotal	3,443	254	1,418	—	—	5,115	1,090	1	—	6,206
Corporate bonds
AAA	1,228	221	540	—	—	1,989	265	—	—	2,254
AA+ to AA-	1,943	476	1,871	—	—	4,290	869	—	—	5,159
A+ to A-	7,289	695	5,194	1	—	13,179	10,759	—	—	23,938
BBB+ to BBB-	9,005	1,299	4,785	–	—	15,089	12,686	—	—	27,775
Below BBB- and unrated	2,814	849	1,477	2	—	5,142	1,975	6	—	7,123
Subtotal	22,279	3,540	13,867	3	—	39,689	26,554	6	—	66,249
Asset-backed securities
AAA	74	9	24	—	—	107	2,110	—	—	2,217
AA+ to AA-	2	1	—	—	—	3	171	—	—	174
A+ to A-	15	—	16	—	—	31	741	—	—	772
BBB+ to BBB-	12	—	9	—	—	21	163	—	—	184
Below BBB- and unrated	9	2	8	—	—	19	48	—	—	67
Subtotal	112	12	57	—	—	181	3,233	—	—	3,414
Total debt securities	55,876	5,754	27,824	162	—	89,616	36,033	180	—	125,829
Loans
Mortgage loansnote C1.2	—	—	158	—	—	158	7,833	—	—	7,991
Policy loans	1,231	—	341	—	—	1,572	4,507	10	—	6,089
Other loans	492	—	16	—	—	508	—	—	—	508
Total loans	1,723	—	515	—	—	2,238	12,340	10	—	14,588
Equity securities and holdings in collective investment schemes
Direct equities	15,668	13,064	3,321	71	—	32,124	253	4	—	32,381
Collective investment schemes	18,125	7,392	1,633	10	—	27,160	25	7	—	27,192
US separate account assetsnote (ii)	—	—	—	—	—	—	219,062	—	—	219,062
Total equity securities and holdings in collective investment schemes	33,793	20,456	4,954	81	—	59,284	219,340	11	—	278,635
Other financial investmentsnote (iv)	1,566	405	2,139	97	—	4,207	4,094	47	—	8,348
Total financial investmentsnote (vi)	92,958	26,615	35,432	340	—	155,345	271,807	248	—	427,400
Investment properties	—	—	6	—	—	6	7	10	—	23
Investments in joint ventures and associates accounted for using the equity method	—	—	1,689	273	—	1,962	—	—	—	1,962
Cash and cash equivalentsnote (vii)	1,049	587	1,317	156	—	3,109	1,621	3,288	—	8,018
Reinsurers' share of insurance contract liabilitiesnote (v)	257	—	11,102	—	—	11,359	35,232	4	—	46,595
Other assetsnote (viii)	1,538	252	9,254	839	(62)	11,821	19,813	3,788	(3,323)	32,099
Total assets	95,802	27,454	58,800	1,608	(62)	183,602	328,480	7,338	(3,323)	516,097

Shareholders' equity	—	—	12,785	1,102	—	13,887	8,511	(1,520)	—	20,878
Non-controlling interests	—	—	2	144	—	146	1,063	32	—	1,241
Total equity	—	—	12,787	1,246	—	14,033	9,574	(1,488)	—	22,119

Contract liabilities and unallocated surplus of with-profits fundsnote (ii)	86,410	25,433	37,845	—	—	149,688	296,513	262	—	446,463
Core structural borrowings	—	—	—	—	—	—	250	6,383	—	6,633
Operational borrowings	194	—	99	23	—	316	1,498	630	—	2,444
Other liabilitiesnote (ix)	9,198	2,021	8,069	339	(62)	19,565	20,645	1,551	(3,323)	38,438
Total liabilities	95,802	27,454	46,013	362	(62)	169,569	318,906	8,826	(3,323)	493,978
Total equity and liabilities	95,802	27,454	58,800	1,608	(62)	183,602	328,480	7,338	(3,323)	516,097

	31 Dec 2019 $m

	Asia insurance

									Elimination
									of intra-group
	With	Unit-linked		Asia					debtors
	-profits	assets and	Other	Asset		Total		Unallocated	and	Group
	business	liabilities	business	management	Eliminations	Asia	US	to a segment	creditors	total
	note (i)						note (ii)
Debt securitiesnote (iii), note C1.1
Sovereign debt
Indonesia	222	610	488	—	—	1,320	—	—	—	1,320
Singapore	3,514	554	708	94	—	4,870	—	—	—	4,870
Thailand	—	—	1,398	19	—	1,417	—	—	—	1,417
United Kingdom	—	7	—	—	—	7	—	615	—	622
United States	20,479	113	2,827	—	—	23,419	6,160	597	—	30,176
Vietnam	1	15	2,900	—	—	2,916	—	—	—	2,916
Other (predominantly Asia)	1,745	665	2,809	13	—	5,232	9	116	—	5,357
Subtotal	25,961	1,964	11,130	126	—	39,181	6,169	1,328	—	46,678
Other government bonds
AAA	1,752	81	538	—	—	2,371	977	—	—	3,348
AA+ to AA-	135	8	78	—	—	221	495	—	—	716
A+ to A-	890	159	389	—	—	1,438	245	—	—	1,683
BBB+ to BBB-	356	88	201	—	—	645	4	—	—	649
Below BBB- and unrated	31	9	381	—	—	421	—	2	—	423
Subtotal	3,164	345	1,587	—	—	5,096	1,721	2	—	6,819
Corporate bonds
AAA	732	384	516	—	—	1,632	341	—	—	1,973
AA+ to AA-	1,574	441	1,908	—	—	3,923	1,566	—	—	5,489
A+ to A-	5,428	542	5,063	—	—	11,033	17,784	—	—	28,817
BBB+ to BBB-	5,443	883	3,497	—	—	9,823	22,775	—	—	32,598
Below BBB- and unrated	2,111	569	781	3	—	3,464	2,157	2	—	5,623
Subtotal	15,288	2,819	11,765	3	—	29,875	44,623	2	—	74,500
Asset-backed securities
AAA	236	19	104	—	—	359	3,658	—	—	4,017
AA+ to AA-	132	6	46	—	—	184	780	—	—	964
A+ to A-	1	—	14	—	—	15	1,006	—	—	1,021
BBB+ to BBB-	—	—	—	—	—	—	359	—	—	359
Below BBB- and unrated	—	—	—	—	—	—	212	—	—	212
Subtotal	369	25	164	—	—	558	6,015	—	—	6,573
Total debt securities	44,782	5,153	24,646	129	—	74,710	58,528	1,332	—	134,570
Loans
Mortgage loansnote C1.2	—	—	165	—	—	165	9,904	—	—	10,069
Policy loans	1,089	—	316	—	—	1,405	4,707	9	—	6,121
Other loans	374	—	19	—	—	393	—	—	—	393
Total loans	1,463	—	500	—	—	1,963	14,611	9	—	16,583
Equity securities and holdings in collective investment schemes
Direct equities	14,143	12,440	1,793	59	—	28,435	150	4	—	28,589
Collective investment schemes	15,230	6,652	1,680	14	—	23,576	40	6	—	23,622
US separate account assetsnote (ii)	—	—	—	—	—	—	195,070	—	—	195,070
Total equity securities and holdings in collective investment schemes	29,373	19,092	3,473	73	—	52,011	195,260	10	—	247,281
Other financial investmentsnote (iv)	963	383	1,363	106	—	2,815	2,791	56	—	5,662
Total financial investmentsnote (vi)	76,581	24,628	29,982	308	—	131,499	271,190	1,407	—	404,096
Investment properties	—	—	7	—	—	7	7	11	—	25
Investments in joint ventures and associates accounted for using the equity method	—	—	1,263	237	—	1,500	—	—	—	1,500
Cash and cash equivalentsnote (vii)	963	356	1,015	156	—	2,490	1,960	2,515	—	6,965
Reinsurers' share of insurance contract liabilitiesnote (v)	152	—	5,306	—	—	5,458	8,394	4	—	13,856
Other assetsnote (viii)	1,277	237	6,983	826	(35)	9,288	17,696	3,440	(2,652)	27,772
Total assets	78,973	25,221	44,556	1,527	(35)	150,242	299,247	7,377	(2,652)	454,214

Shareholders' equity	—	—	9,801	1,065	—	10,866	8,929	(318)	—	19,477
Non-controlling interests	—	—	2	153	—	155	—	37	—	192
Total equity	—	—	9,803	1,218	—	11,021	8,929	(281)	—	19,669

Contract liabilities and unallocated surplus of with-profits fundsnote (ii)	70,308	23,571	26,814	—	—	120,693	269,549	186	—	390,428
Core structural borrowings	—	—	—	—	—	—	250	5,344	—	5,594
Operational borrowings	303	21	122	27	—	473	1,501	671	—	2,645
Other liabilitiesnote (ix)	8,362	1,629	7,817	282	(35)	18,055	19,018	1,457	(2,652)	35,878
Total liabilities	78,973	25,221	34,753	309	(35)	139,221	290,318	7,658	(2,652)	434,545
Total equity and liabilities	78,973	25,221	44,556	1,527	(35)	150,242	299,247	7,377	(2,652)	454,214

Notes

(i)The with-profits business of Asia comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. ‘Other business’ includes assets and liabilities of other participating businesses and other non-linked shareholder-backed business.

(ii)Further analysis of the shareholders’ equity by business type of the US operations is provided below:

	31 Dec 2020 $m			31 Dec 2019 $m
		Asset
	Insurance	management	Total	Total
Shareholders' equity	8,506	5	8,511	8,929

The US separate account assets comprise investments in mutual funds attaching to the variable annuity business that are held in the separate account. The related liabilities are reported in contract liabilities at an amount equal to the separate account assets.

(iii)The credit ratings, information or data contained in this report which are attributed and specifically provided by Standard & Poor's, Moody's and Fitch Solutions and their respective affiliates and suppliers ('Content Providers') is referred to here as the 'Content'. Reproduction of any Content in any form is prohibited except with the prior written permission of the relevant party. The Content Providers do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. The Content Providers expressly disclaim liability for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold any such investment or security, nor does it address the suitability of an investment or security and should not be relied on as investment advice.

(iv)Other financial investments comprise derivative assets, other investments and deposits.

(v)Reinsurers’ share of contract liabilities includes the reinsurance ceded in respect of the acquired REALIC business by the Group’s US insurance operations and at 31 December 2020 also includes amounts ceded in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd, as discussed in note D1.1.

(vi)Of the total financial investments of $427,400 million as at 31 December 2020 (31 December 2019: $404,096 million), $288,310 million (31 December 2019: $260,896 million) are due to be recovered within one year.

(vii)Cash and cash equivalents consist of cash at bank and in hand, deposits held at call with banks, treasury bills and other short-term highly liquid investments with less than 90 days maturity from the date of acquisition and are analysed as follows:

	31 Dec 2020 $m	31 Dec 2019 $m
Cash	2,492	2,071
Cash equivalents	5,526	4,894
Total cash and cash equivalents*	8,018	6,965
Analysed as:
Held by the Group's holding and non-regulated entities and available for general use	3,250	2,491
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	4,768	4,474
Total cash and cash equivalents	8,018	6,965

*The Group’s cash and cash equivalents are held in the following currencies as at 31 December 2020: USD 59 per cent, GBP 15 per cent, HKD 3 per cent, SGD 3 per cent, MYR 8 per cent and other currencies 12 per cent (31 December 2019: USD 59 per cent, GBP 13 per cent, HKD 8 per cent, SGD 3 per cent, MYR 5 per cent and other currencies 12 per cent).

(viii) Of total ‘Other assets’ at 31 December 2020, there are:

Property, plant and equipment (PPE) of $893 million (31 December 2019: $1,065 million). Movements in the PPE including right-of-use assets are provided in note C11; and

-Accrued investment income and other debtors, which are analysed as follows:

	31 Dec 2020 $m	31 Dec 2019 $m
Interest receivable	1,008	1,064
Other accrued income	419	577
Total accrued investment income	1,427	1,641
Amounts receivable due from:

Policyholders	757	574
Intermediaries	2	4
Reinsurers	920	216
Other sundry debtors	1,492	1,260
Total other debtors	3,171	2,054
Total accrued investment income and other debtors	4,598	3,695
Analysed as:
Expected to be settled within one year	4,151	3,191
Expected to be settled beyond one year	447	504
	4,598	3,695

(ix)Within ’Other liabilities’ are accruals, deferred income and other liabilities of $15,508 million (31 December 2019:  $14,488 million), which are analysed as follows (detailed maturity analysis is provided in note C2):

	31 Dec 2020 $m	31 Dec 2019 $m
Accruals and deferred income	702	582
Creditors arising from direct insurance and reinsurance operations	2,296	2,831
Interest payable	74	68
Funds withheld under reinsurance agreements	4,628	3,760
Other creditors	7,808	7,247
Total accruals, deferred income and other creditors	15,508	14,488